GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
GEOGRAPHIC INFORMATION
Schedule of total revenues

The following presents total revenues for the years ended December 31, 2020, 2019 and 2018 and long-lived assets as of December 31, 2020, 2019 and 2018.

	Year Ended and as of December 31,
	2020		2019		2018
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets

Americas, principally the United States	$103,190	$4,310	$97,453	$4,740	$86,636	$219
Europe	75,490	403	72,956	424	59,193	109
Far East	36,083	768	27,233	480	25,887	70
Israel	6,011	25,111	2,645	29,337	4,507	4,720

	$220,774	$30,592	$200,287	$34,981	$176,223	$5,118